Other Investments (Schedule of Sales of Available-For-Sale Securities and Gross Realized Gains and Losses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Investments
Proceeds from sales of available-for-sale securities	¥ 6,188	¥ 3,588	¥ 182
Gross realized gains	4,843	1,821	20
Gross realized losses			(132)
Investments in non-traded and unaffiliated companies	¥ 10,025	¥ 10,135